SHAREHOLDERS' EQUITY (Number of shares authorized) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended					0 Months Ended		12 Months Ended		0 Months Ended
	Aug. 01, 2014 USD ($)	Aug. 01, 2014 CAD	Sep. 23, 2013 USD ($)	Aug. 01, 2014	Sep. 23, 2013	Aug. 01, 2014 Public Equity Offering September 23 2013 [Member] USD ($)	Sep. 23, 2013 Public Equity Offering September 23 2013 [Member] USD ($)	Feb. 28, 2015 Public Equity Offering September 23 2013 [Member] USD ($)	Sep. 23, 2013 Public Equity Offering September 23 2013 [Member]	Aug. 01, 2014 Public Equity Offering August 1 2014 [Member] USD ($)	Aug. 01, 2014 Public Equity Offering August 1 2014 [Member] CAD	Aug. 01, 2014 Public Equity Offering August 1 2014 [Member]
Common stock issued, value per share		1.80	$ 2.10				$ 2.10				1.80
Share issued under public equity offering				15,927,500	11,910,000				11,910,000			15,927,500
Gross proceeds from equity offering		28,670	$ 25,011				$ 25,011			$ 26,234	28,670
Net realized proceeds from equity offering	23,960	26,184	22,434
Recognized warrants liability	$ 2,551		$ 6,425				$ 6,425	$ 603
Warrants exercise price		2.25	$ 2.70			$ 1.30	$ 2.70